Derivative Financial Instruments (Gains and Losses Information Related to Fair Value Hedges) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ 6,002	¥ 13,450
Gains (losses) recorded in income- Hedged items	(7,807)	(14,798)
Gains (losses) recorded in income- Hedge ineffectiveness	0	0
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(1,805)	(1,348)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	6,002	13,450
Gains (losses) recorded in income- Hedged items	(7,807)	(14,798)
Gains (losses) recorded in income- Hedge ineffectiveness	0	0
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (1,805)	¥ (1,348)